Accruals and Other Payables - Schedule of Accruals and Other Payables (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Accruals and Other Payables [Abstract]
Payroll payable	$ 3,027,813	$ 385,714	$ 2,958,302
Accrued expenses	417,296	53,159	630,462
Customer deposits	1,532,300	195,201	1,544,620
Contract liabilities	3,360,487	428,093	7,530,159	$ 959,268
Other tax payables	167,739	21,368	64,091
Others			30,670
Total	$ 8,505,635	$ 1,083,535	$ 12,758,304